Franchise Rights Acquired, Goodwill and Other Intangible Assets - Schedule of Estimated Amortization Expense of Finite-lived Intangible Assets (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal 2023	$ 29,816
Fiscal 2024	19,599
Fiscal 2025	8,189
Fiscal 2026	871
Fiscal 2027	723
Thereafter	$ 7,171